Property, Plant and Equipment - Additional lease information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Property, Plant and Equipment
Expenses relating to short-term leases	$ 313
Expenses relating to low-value asset leases	143
Expenses relating to variable lease payments not included in the measurement of lease liabilities	$ 1,631